Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 3,919,766		$ 2,386,629
Bad debt expense	566,346		9,083
Fixed assets	0		16
Accounts payable and accrued liabilities	375,907		0
Interest payable	74,565		0
Accrued payroll	269,958		0
Deferred revenue	78,189		136,136
Deferred compensation	211,778		0
Accrued interest, related party	28,909		0
Start-up costs	738,876		0
Operating and finance lease liabilities	70,742		0
Total gross deferred tax assets	6,335,036		2,531,864
Less: valuation allowance	(3,086,603)		(2,531,864)
Net deferred tax assets	3,248,433		0
Deferred tax liabilities:
Depreciation	(5,051)		0
Amortization	(2,581,286)		0
Accounts receivable	(702,703)		0
Prepaids and other current assets	(26,771)		0
Total deferred tax liabilities	(3,315,811)	$ (67,378)	0
Total deferred tax assets (liabilities)	$ (67,378)		$ 0